INTANGIBLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets

	March 31, 2014	December 31, 2013
Intangible assets, net:
Intangible assets	$3,474,719	$3,474,719
Less: Accumulated amortization	(319,904)	(240,364)
	$3,154,815	$3,234,355

Intangibles, at cost, consisted of the following as of December 31:

	2013	2012
Intangible assets, net:
Intangible assets	$3,474,719	$52,500
Less: Accumulated amortization	(240,364)	(5,000)
	$3,234,355	$47,500

Schedule of expected amortization expense of intangibles
For the years ended December 31, 2013 and 2012 and for the period from inception (November 25, 2009) through December 31, 2013, amortization expense was $235,364, $5,000, and $240,364, respectively. Future amortization is expected to be as follows:

2014	$318,158
2015	318,158
2016	318,158
2017	318,158
2018	318,158
Thereafter	1,643,565
$3,234,355